CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 10,300	$ 9,041
Accounts receivable—trade, net	323,462	495,449
Inventories	73,531	88,653
Other	35,986	42,890
Total current assets	443,279	636,033
FIXED ASSETS, at cost	5,440,858	5,601,015
Less: Accumulated depreciation	(1,023,825)	(734,986)
Net fixed assets	4,417,033	4,866,029
MINERALS LEASEHOLDS, net of accumulated depletion	560,481	564,506
NET INVESTMENT IN DIRECT FINANCING LEASES, net of unearned income	116,925	125,283
EQUITY INVESTEES	355,085	381,550
INTANGIBLE ASSETS, net of amortization	162,602	182,406
GOODWILL	301,959	325,046
OTHER ASSETS, net of amortization	121,707	56,628
TOTAL ASSETS	6,479,071	7,137,481
CURRENT LIABILITIES:
Accounts payable—trade	127,327	270,855
Accrued liabilities	205,507	185,409
Total current liabilities	332,834	456,264
SENIOR SECURED CREDIT FACILITY	970,100	1,099,200
SENIOR UNSECURED NOTES, net of debt issuance costs	2,462,363	2,598,918
DEFERRED TAX LIABILITIES	12,576	11,913
OTHER LONG-TERM LIABILITIES	259,198	256,571
Total liabilities	4,037,071	4,422,866
MEZZANINE CAPITAL
Class A Convertible Preferred Units, 24,438,022 and 22,411,728 issued and outstanding at December 31, 2018 and 2017, respectively	761,466	697,151
COMMITMENTS AND CONTINGENCIES (Note 22)
PARTNERS’ CAPITAL:
Common unitholders, 122,579,218 and 122,579,218 units issued and outstanding at December 31, 2018 and 2017, respectively	1,690,799	2,026,147
Accumulated other comprehensive income (loss)	939	(604)
Noncontrolling interests	(11,204)	(8,079)
Total partners' capital	1,680,534	2,017,464
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	$ 6,479,071	$ 7,137,481